Segment reporting	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Segment reporting	2. Segment reporting

Accounting Policy
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker and is based on individual mining operations (operating segments) per geographic area. The chief operating decision maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the executive management team that makes strategic decisions.

During 2025, management updated the internal financial reporting to the chief operating decision maker by reporting adjusted EBITDA (previously net profit/loss) as the main and only measure of financial performance for operating segments. The Group therefore updated the structure of the segment reporting, including representation of all comparative information, to reflect this change in internal reporting. See note 27.10 for a reconciliation of profit/(loss) before royalties, carbon tax and tax to adjusted EBITDA.
The table below summarises the segmental information disclosed in note 2.1 and 2.2:

	31 December 2025									31 December 2024									31 December 2023
	GROUP	SOUTHERN AFRICA OPERATIONS			INTERNATIONAL AND RECYCLING OPERATIONS				GROUP	GROUP	SOUTHERN AFRICA OPERATIONS			INTERNATIONAL AND RECYCLING OPERATIONS				GROUP	GROUP	SOUTHERN AFRICA OPERATIONS			INTERNATIONAL AND RECYCLING OPERATIONS				GROUP
Figures in million – SA rand	Total	Total SA operations	Total SA PGM	Total SA gold	Total internation al operations	Total US operations	Total EU operations	Total AUS operation s	Corporate[1]	Total	Total SA operations	Total SA PGM	Total SA gold	Total internation al operations	Total US operations	Total EU operations	Total AUS operations	Corporate[1]	Total	Total SA operations	Total SA PGM	Total SA gold	Total internation al operations	Total US operations	Total EU operations	Total AUS operations	Corporate[1]
Revenue	129,677	97,942	60,883	37,059	32,304	27,114	518	4,672	(569)	112,129	82,402	51,257	31,145	29,854	23,087	2,784	3,983	(127)	113,684	84,736	55,593	29,143	29,087	23,812	3,024	2,251	(139)
Underground	90,364	84,166	58,381	25,785	6,718	6,718	—	—	(520)	78,867	69,787	48,314	21,473	9,207	9,207	—	—	(127)	83,612	73,257	52,375	20,882	10,494	10,494	—	—	(139)
Surface	18,448	13,776	2,502	11,274	4,672	—	—	4,672	—	16,598	12,615	2,943	9,672	3,983	—	—	3,983	—	13,730	11,479	3,218	8,261	2,251	—	—	2,251	—
Recycling/processing	20,865	—	—	—	20,914	20,396	518	—	(49)	16,664	—	—	—	16,664	13,880	2,784	—	—	16,342	—	—	—	16,342	13,318	3,024	—	—
Cost of sales, before amortisation and depreciation	(88,439)	(66,202)	(43,214)	(22,988)	(22,268)	(18,440)	(767)	(3,061)	31	(96,398)	(66,560)	(42,963)	(23,597)	(29,838)	(23,128)	(3,384)	(3,326)	—	(89,756)	(60,780)	(36,699)	(24,081)	(28,976)	(22,391)	(4,329)	(2,256)	—
Underground	(59,899)	(57,750)	(41,137)	(16,613)	(2,149)	(2,149)	—	—	—	(67,784)	(57,936)	(40,994)	(16,942)	(9,848)	(9,848)	—	—	—	(62,482)	(52,802)	(34,819)	(17,983)	(9,680)	(9,680)	—	—	—
Surface	(11,513)	(8,452)	(2,077)	(6,375)	(3,061)	—	—	(3,061)	—	(11,950)	(8,624)	(1,969)	(6,655)	(3,326)	—	—	(3,326)	—	(10,234)	(7,978)	(1,880)	(6,098)	(2,256)	—	—	(2,256)	—
Recycling/processing	(17,027)	—	—	—	(17,058)	(16,291)	(767)	—	31	(16,664)	—	—	—	(16,664)	(13,280)	(3,384)	—	—	(17,040)	—	—	—	(17,040)	(12,711)	(4,329)	—	—

Adjusted EBITDA	37,800	29,187	16,682	12,505	9,198	8,522	(776)	1,452	(585)	13,088	13,231	7,399	5,832	126	483	(878)	521	(269)	20,556	21,143	17,620	3,523	(428)	1,317	(1,459)	(286)	(159)
		note 2.1			note 2.2						note 2.1			note 2.2						note 2.1			note 2.2
1Group corporate includes items to reconcile segment data to consolidated financial statement totals, such as intercompany eliminations, the Wheaton Stream and Franco-Nevada transactions and mainly includes, corporate tax, interest and transaction costs
2.1    SA operations

		PRIMARY MINING										SECONDARY MINING
Figures in million – SA rand	Total SA operations	Total SA PGM	Rustenburg	Marikana	Platinum Mile	Mimosa	Corporate and reconciling items[1]	Total SA gold	Driefontein	Kloof	Beatrix	DRDGOLD	Corporate and reconciling items[1]
2025
Revenue	97,942	60,883	31,292	28,342	1,249	3,613	(3,613)	37,059	12,610	5,466	6,278	9,129	3,576
Underground	84,166	58,381	29,705	28,342	334	3,613	(3,613)	25,785	12,603	5,015	6,278	—	1,889
Surface	13,776	2,502	1,587	—	915	—	—	11,274	7	451	—	9,129	1,687
Recycling/processing	—	—	—	—	—	—	—	—	—	—	—	—	—
Cost of sales, before amortisation and depreciation	(66,202)	(43,214)	(21,921)	(20,369)	(924)	(2,531)	2,531	(22,988)	(6,961)	(5,594)	(4,229)	(4,649)	(1,555)
Underground	(57,750)	(41,137)	(20,564)	(20,369)	(204)	(2,531)	2,531	(16,613)	(6,961)	(5,423)	(4,229)	—	—
Surface	(8,452)	(2,077)	(1,357)	—	(720)	—	—	(6,375)	—	(171)	—	(4,649)	(1,555)
Recycling/processing	—	—	—	—	—	—	—	—	—	—	—	—	—

Adjusted EBITDA	29,187	16,682	9,265	7,452	179	1,085	(1,299)	12,505	5,607	(190)	2,012	4,438	638

Capital expenditure
Sustaining capital expenditure	(3,946)	(2,867)	(1,479)	(1,353)	(35)	(358)	358	(1,079)	(414)	(251)	(111)	(303)	—
Ore reserve development	(5,275)	(2,344)	(747)	(1,597)	—	—	—	(2,931)	(1,699)	(981)	(251)	—	—
Growth projects	(3,362)	(675)	(57)	(618)	—	—	—	(2,687)	—	—	—	(2,673)	(14)
Total capital expenditure	(12,583)	(5,886)	(2,283)	(3,568)	(35)	(358)	358	(6,697)	(2,113)	(1,232)	(362)	(2,976)	(14)

The following items are disclosed per segment in accordance with IFRS Accounting Standards

Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages	(26,489)	(17,445)	(8,913)	(8,487)	(45)	(24)	24	(9,044)	(3,540)	(2,320)	(2,113)	(751)	(320)
Consumable stores	(17,752)	(12,024)	(5,846)	(5,946)	(232)	—	—	(5,728)	(1,427)	(1,038)	(1,116)	(1,419)	(728)
Utilities	(11,334)	(5,416)	(3,162)	(2,251)	(3)	(205)	205	(5,918)	(2,512)	(1,590)	(557)	(543)	(716)
Mine contracts	(7,797)	(4,539)	(2,394)	(1,929)	(216)	—	—	(3,258)	(618)	(651)	(492)	(928)	(569)
Recycling	—	—	—	—	—	—	—	—	—	—	—	—	—
Other	(2,830)	(3,790)	(1,606)	(1,756)	(428)	(2,302)	2,302	960	1,136	5	49	(1,008)	778
Total cost of sales before amortisation and depreciation	(66,202)	(43,214)	(21,921)	(20,369)	(924)	(2,531)	2,531	(22,988)	(6,961)	(5,594)	(4,229)	(4,649)	(1,555)

Amortisation and depreciation	(7,855)	(4,203)	(2,007)	(2,100)	(47)	(412)	363	(3,652)	(1,994)	(717)	(363)	(392)	(186)
Finance expense	(1,866)	(772)	(2,284)	(424)	—	(58)	1,994	(1,094)	(140)	(186)	(122)	(69)	(577)
(Impairments)/reversal of impairments	(1,919)	(63)	—	—	—	(599)	536	(1,856)	166	(3,779)	449	—	1,308
1Corporate and reconciling items represent the items to reconcile segment data to consolidated financial statement totals, such as intercompany eliminations. This does not represent a separate segment as it does not generate revenue

		PRIMARY MINING											SECONDARY MINING
Figures in million – SA rand	Total SA operations	Total SA PGM	Rustenburg	Marikana	Kroondal	Platinum Mile	Mimosa	Corporate and reconciling items[1]	Total SA gold	Driefontein	Kloof	Beatrix	DRDGOLD	Corporate and reconciling items[1]
2024
Revenue	82,402	51,257	19,515	25,311	5,182	1,249	3,104	(3,104)	31,145	9,848	6,769	5,329	7,068	2,131
Underground	69,787	48,314	17,469	25,311	5,182	352	3,104	(3,104)	21,473	9,759	5,970	5,310	—	434
Surface	12,615	2,943	2,046	—	—	897	—	—	9,672	89	799	19	7,068	1,697
Recycling	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Cost of sales, before amortisation and depreciation[2]	(66,560)	(42,963)	(16,601)	(20,912)	(4,624)	(826)	(2,483)	2,483	(23,597)	(6,948)	(6,326)	(4,260)	(4,484)	(1,579)
Underground	(57,936)	(40,994)	(15,292)	(20,912)	(4,624)	(166)	(2,483)	2,483	(16,942)	(6,933)	(5,774)	(4,235)	—	—
Surface	(8,624)	(1,969)	(1,309)		—	(660)	—	—	(6,655)	(15)	(552)	(25)	(4,484)	(1,579)
Recycling	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Adjusted EBITDA	13,231	7,399	2,951	3,752	441	187	619	(551)	5,832	2,840	68	1,027	2,542	(645)

Capital expenditure
Sustaining capital expenditure	(3,497)	(2,566)	(903)	(1,118)	(503)	(42)	(548)	548	(931)	(380)	(247)	(64)	(240)	—
Ore reserve development	(5,309)	(2,472)	(699)	(1,773)	—	—	—	—	(2,837)	(1,663)	(932)	(242)	—	—
Growth projects	(4,292)	(807)	(101)	(680)	—	(18)	—	(8)	(3,485)	—	—	—	(3,131)	(354)
Total capital expenditure	(13,098)	(5,845)	(1,703)	(3,571)	(503)	(60)	(548)	540	(7,253)	(2,043)	(1,179)	(306)	(3,371)	(354)

The following items are disclosed per segment in accordance with IFRS Accounting Standards

Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages	(25,546)	(16,691)	(5,806)	(8,533)	(2,301)	(51)	(45)	45	(8,855)	(3,388)	(2,438)	(2,002)	(765)	(262)
Consumable stores	(18,789)	(13,232)	(3,617)	(7,653)	(1,776)	(186)	—	—	(5,557)	(1,338)	(1,239)	(938)	(1,355)	(687)
Utilities	(10,362)	(4,658)	(1,975)	(1,937)	(744)	(2)	(259)	259	(5,704)	(2,228)	(1,679)	(497)	(617)	(683)
Mine contracts	(5,529)	(2,368)	(693)	(379)	(1,092)	(204)	—	—	(3,161)	(700)	(654)	(429)	(867)	(511)
Recycling	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other	(6,334)	(6,014)	(4,510)	(2,410)	1,289	(383)	(2,179)	2,179	(320)	706	(316)	(394)	(880)	564
Total cost of sales before amortisation and depreciation	(66,560)	(42,963)	(16,601)	(20,912)	(4,624)	(826)	(2,483)	2,483	(23,597)	(6,948)	(6,326)	(4,260)	(4,484)	(1,579)

Amortisation and depreciation	(6,547)	(3,647)	(1,162)	(1,884)	(487)	(43)	(334)	263	(2,900)	(1,380)	(788)	(395)	(312)	(25)
Finance expense	(1,948)	(611)	(3,240)	(392)	(131)	—	(45)	3,197	(1,337)	(260)	(294)	(193)	(78)	(512)
Reversal of impairments/(impairments)	(17)	(124)	—	(112)	9	—	(26)	5	107	—	—	—	—	107
1Corporate and reconciling items represent the items to reconcile segment data to consolidated financial statement totals, such as intercompany eliminations and share of results of equity-accounted investees after tax. This does not represent a separate segment as it does not generate revenue
2Included in cost of sales, before amortisation and depreciation is total write-down of inventory to net realisable value amounting to R954 million. This write-down mainly relates to PGM in process and PGM finished goods of R728 million and R185 million, respectively, of which R588 million, R264 million and R61 million relates to Rustenburg, Kroondal and Marikana, respectively, as a result of the lower commodity price environment

		PRIMARY MINING											SECONDARY MINING
Figures in million – SA rand	Total SA operations	Total SA PGM	Rustenburg	Marikana	Kroondal	Platinum Mile	Mimosa	Corporate and reconciling items[1]	Total SA gold	Driefontein	Kloof	Beatrix	DRDGOLD	Corporate and reconciling items[1]
2023
Revenue	84,736	55,593	22,722	27,282	4,563	1,026	3,217	(3,217)	29,143	8,292	8,833	4,804	5,816	1,398
Underground	73,257	52,375	20,530	27,282	4,563	—	3,217	(3,217)	20,882	8,106	8,062	4,714	—	—
Surface	11,479	3,218	2,192	—	—	1,026	—	—	8,261	186	771	90	5,816	1,398
Recycling	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Cost of sales, before amortisation and depreciation	(60,780)	(36,699)	(15,147)	(16,961)	(3,950)	(641)	(2,409)	2,409	(24,081)	(6,567)	(8,149)	(4,059)	(4,040)	(1,266)
Underground	(52,802)	(34,819)	(13,908)	(16,961)	(3,950)	—	(2,409)	2,409	(17,983)	(6,468)	(7,552)	(3,963)	—	—
Surface	(7,978)	(1,880)	(1,239)	—	—	(641)	—	—	(6,098)	(99)	(597)	(96)	(4,040)	(1,266)
Recycling	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Adjusted EBITDA	21,143	17,620	7,636	9,759	485	103	781	(1,144)	3,523	1,647	524	458	1,736	(842)

Capital expenditure
Sustaining capital expenditure	(3,514)	(2,057)	(644)	(1,097)	(286)	(30)	(1,057)	1,057	(1,457)	(490)	(421)	(114)	(432)	—
Ore reserve development	(5,248)	(2,551)	(669)	(1,882)	—	—	—	—	(2,697)	(1,461)	(912)	(324)	—	—
Growth projects	(3,591)	(1,038)	—	(893)	(20)	(125)	—	—	(2,553)	—	(117)	—	(882)	(1,554)
Total capital expenditure	(12,353)	(5,646)	(1,313)	(3,872)	(306)	(155)	(1,057)	1,057	(6,707)	(1,951)	(1,450)	(438)	(1,314)	(1,554)

The following items are disclosed per segment in accordance with IFRS Accounting Standards

Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages	(24,621)	(15,157)	(5,628)	(8,036)	(1,446)	(47)	(25)	25	(9,464)	(3,229)	(3,235)	(2,049)	(706)	(245)
Consumable stores	(18,551)	(12,569)	(3,359)	(7,962)	(1,069)	(179)	—	—	(5,982)	(1,395)	(1,728)	(979)	(1,212)	(668)
Utilities	(9,455)	(3,943)	(1,835)	(1,715)	(391)	(2)	(242)	242	(5,512)	(1,973)	(1,740)	(584)	(620)	(595)
Mine contracts	(5,400)	(2,346)	(1,234)	(227)	(668)	(217)	—	—	(3,054)	(708)	(696)	(518)	(741)	(391)
Recycling	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other	(2,753)	(2,684)	(3,091)	979	(376)	(196)	(2,142)	2,142	(69)	738	(750)	71	(761)	633
Total cost of sales before amortisation and depreciation	(60,780)	(36,699)	(15,147)	(16,961)	(3,950)	(641)	(2,409)	2,409	(24,081)	(6,567)	(8,149)	(4,059)	(4,040)	(1,266)

Amortisation and depreciation	(5,357)	(2,975)	(1,135)	(1,537)	(234)	(47)	(475)	453	(2,382)	(1,015)	(796)	(328)	(194)	(49)
Finance expense	(1,603)	(706)	(4,066)	(413)	(122)	—	(28)	3,923	(897)	(116)	(126)	(113)	(72)	(470)
Impairments	(3,239)	(506)	(2)	—	(21)	—	(2,287)	1,804	(2,733)	(2)	(1,616)	—	—	(1,115)
1Corporate and reconciling items represent the items to reconcile segment data to consolidated financial statement totals, such as intercompany eliminations and share of results of equity-accounted investees after tax. This does not represent a separate segment as it does not generate revenue
2.2    International and recycling operations

				PRIMARY MINING	RECYCLING							SECONDARY MINING
Figures in million – SA rand	Total international operations	Total US operations	Total US PGM	US PGM	Total US recycling	Columbus	Pennsylvania site and North Carolina site[1]	Total EU operations	Sandouville nickel refinery	Corporate and reconciling items[2]	Total AUS operations	Century zinc retreatment operation	Corporate and reconciling items[2]
2025
Revenue	32,304	27,114	13,985	6,718	20,396	7,267	13,129	518	518	—	4,672	4,672	—
Underground	6,718	6,718	6,718	6,718	—	—	—	—	—	—	—	—	—
Surface	4,672	—	—	—	—	—	—	—	—	—	4,672	4,672	—
Recycling/processing	20,914	20,396	7,267	—	20,396	7,267	13,129	518	518	—	—	—	—
Cost of sales, before amortisation and depreciation[3]	(22,268)	(18,440)	(6,507)	(2,149)	(16,291)	(4,358)	(11,933)	(767)	(767)	—	(3,061)	(3,061)	—
Underground	(2,149)	(2,149)	(2,149)	(2,149)	—	—	—	—	—	—	—	—	—
Surface	(3,061)	—	—	—	—	—	—	—	—	—	(3,061)	(3,061)	—
Recycling/processing	(17,058)	(16,291)	(4,358)	—	(16,291)	(4,358)	(11,933)	(767)	(767)	—	—	—	—

Adjusted EBITDA	9,198	8,522	7,353	4,444	4,078	2,909	1,169	(776)	(590)	(186)	1,452	1,582	(130)

Capital expenditure
Sustaining capital expenditure	(505)	(412)	(366)	(363)	(49)	(3)	(46)	(28)	(28)	—	(65)	(59)	(6)
Ore reserve development	(1,212)	(1,212)	(1,212)	(1,212)	—	—	—	—	—	—	—	—	—
Growth projects	(6,012)	(135)	(135)	(135)	—	—	—	(5,756)	—	(5,756)	(121)	(55)	(66)
Total capital expenditure	(7,729)	(1,759)	(1,713)	(1,710)	(49)	(3)	(46)	(5,784)	(28)	(5,756)	(186)	(114)	(72)

The following items are disclosed per segment in accordance with IFRS Accounting Standards

Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages	(4,475)	(3,647)	(3,230)	(3,230)	(417)	—	(417)	(193)	(193)	—	(635)	(635)	—
Consumable stores	(3,020)	(1,933)	(1,852)	(1,852)	(81)	—	(81)	(193)	(193)	—	(894)	(894)	—
Utilities	(1,070)	(438)	(414)	(414)	(24)	—	(24)	(50)	(50)	—	(582)	(582)	—
Mine contracts	(897)	(494)	(494)	(494)	—	—	—	(88)	(88)	—	(315)	(315)	—
Recycling	(15,769)	(15,769)	(4,358)	—	(15,769)	(4,358)	(11,411)	—	—	—	—	—	—
Other	2,963	3,841	3,841	3,841	—	—	—	(243)	(243)	—	(635)	(635)	—
Total cost of sales before amortisation and depreciation	(22,268)	(18,440)	(6,507)	(2,149)	(16,291)	(4,358)	(11,933)	(767)	(767)	—	(3,061)	(3,061)	—

Amortisation and depreciation	(1,509)	(1,489)	(1,252)	(1,246)	(243)	(6)	(237)	(19)	(2)	(17)	(1)	—	(1)
Finance expense	(2,091)	(1,813)	(1,762)	(1,762)	(51)	—	(51)	(93)	(13)	(80)	(185)	(172)	(13)
Impairments	(12,062)	(4,230)	(4,230)	(4,230)	—	—	—	(7,832)	(28)	(7,804)	—	—	—
1Metallix's results are included for the four months ended 31 December 2025 since the effective date of acquisition (see note 16.1)
2Corporate and reconciling items represent the items to reconcile segment data to consolidated financial statement totals. This does not represent a separate segment as it does not generate revenue. Corporate and reconciling items for total EU operations includes Keliber. The capital expenditure for Keliber relates to expenditure incurred in the course of construction of the Keliber mine, concentrator and refinery
3Included in cost of sales, before amortisation and depreciation is total write-down of inventory to net realisable value amounting to R1,477 million. This write-down mainly relates to PGM in process and PGM finished goods of R1,171 million and R306 million, respectively, all relating to the US PGM operations as a result of the lower commodity price environment

				PRIMARY MINING	RECYCLING							SECONDARY MINING
Figures in million – SA rand	Total international operations	Total US operations	Total US PGM	US PGM	Total US recycling	Columbus	Pennsylvania site[1]	Total EU operations	Sandouville nickel refinery	Corporate and reconciling items[2]	Total AUS operations	Century zinc retreatment operation	Corporate and reconciling items[2]
2024
Revenue	29,854	23,087	16,781	9,207	13,880	7,574	6,306	2,784	2,784	—	3,983	3,983	—
Underground	9,207	9,207	9,207	9,207	—	—	—	—	—	—	—	—	—
Surface	3,983	—	—	—	—	—	—	—	—	—	3,983	3,983	—
Recycling/processing	16,664	13,880	7,574	—	13,880	7,574	6,306	2,784	2,784	—	—	—	—
Cost of sales, before amortisation and depreciation[3]	(29,838)	(23,128)	(17,096)	(9,848)	(13,280)	(7,248)	(6,032)	(3,384)	(3,384)	—	(3,326)	(3,326)	—
Underground	(9,848)	(9,848)	(9,848)	(9,848)	—	—	—	—	—	—	—	—	—
Surface	(3,326)	—	—	—	—	—	—	—	—	—	(3,326)	(3,326)	—
Recycling/processing	(16,664)	(13,280)	(7,248)	—	(13,280)	(7,248)	(6,032)	(3,384)	(3,384)	—	—	—	—

Adjusted EBITDA	126	483	215	(111)	594	326	268	(878)	(723)	(155)	521	641	(120)

Capital expenditure
Sustaining capital expenditure	(992)	(633)	(623)	(611)	(22)	(12)	(10)	(173)	(173)	—	(186)	(186)	—
Ore reserve development	(1,920)	(1,920)	(1,920)	(1,920)	—	—	—	—	—	—	—	—	—
Growth projects	(6,528)	(291)	(291)	(291)	—	—	—	(6,221)	—	(6,221)	(16)	(6)	(10)
Total capital expenditure	(9,440)	(2,844)	(2,834)	(2,822)	(22)	(12)	(10)	(6,394)	(173)	(6,221)	(202)	(192)	(10)
The following items are disclosed per segment in accordance with IFRS Accounting Standards

Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages	(5,834)	(4,947)	(4,687)	(4,687)	(260)	—	(260)	(350)	(350)	—	(537)	(537)	—
Consumable stores	(5,897)	(2,852)	(2,808)	(2,808)	(44)	—	(44)	(2,276)	(2,276)	—	(769)	(769)	—
Utilities	(1,193)	(624)	(613)	(613)	(11)	—	(11)	(8)	(8)	—	(561)	(561)	—
Mine contracts	(1,579)	(920)	(920)	(920)	—	—	—	(331)	(331)	—	(328)	(328)	—
Recycling	(13,280)	(13,280)	(7,248)	—	(13,280)	(7,248)	(6,032)	—	—	—	—	—	—
Other	(2,055)	(505)	(820)	(820)	315	—	315	(419)	(419)	—	(1,131)	(1,131)	—
Total cost of sales before amortisation and depreciation	(29,838)	(23,128)	(17,096)	(9,848)	(13,280)	(7,248)	(6,032)	(3,384)	(3,384)	—	(3,326)	(3,326)	—

Amortisation and depreciation	(2,261)	(2,105)	(1,934)	(1,929)	(176)	(5)	(171)	(38)	(29)	(9)	(118)	(117)	(1)
Finance expense	(2,297)	(1,791)	(1,761)	(1,761)	(30)	—	(30)	(204)	(70)	(134)	(302)	(288)	(14)
Impairments	(9,156)	(8,824)	(8,824)	(8,824)	—	—	—	(221)	(221)	—	(111)	(4)	(107)
1Reldan's results are included for the nine and a half months ended 31 December 2024 since the effective date of acquisition (see note 16.2)
2Corporate and reconciling items represent the items to reconcile segment data to consolidated financial statement totals. This does not represent a separate segment as it does not generate revenue. Corporate and reconciling items for total EU operations includes Keliber
3Included in cost of sales, before amortisation and depreciation is total write-down of inventory to net realisable value amounting to R3,774 million. This write-down mainly relates to PGM in process and PGM finished goods of R3,115 million and R659 million, respectively, all relating to the US PGM operations, as a result of the lower commodity price environment

			PRIMARY MINING	RECYCLING					SECONDARY MINING
Figures in million – SA rand	Total international operations	Total US operations	US PGM	Columbus	Total EU operations	Sandouville nickel refinery	Corporate and reconciling items[1]	Total AUS operations	Century zinc retreatment operation	Corporate and reconciling items[1]
2023
Revenue	29,087	23,812	10,494	13,318	3,024	3,024	—	2,251	2,251	—
Underground	10,494	10,494	10,494	—	—	—	—	—	—	—
Surface	2,251	—	—	—	—	—	—	2,251	2,251	—
Recycling/processing	16,342	13,318	—	13,318	3,024	3,024	—	—	—	—
Cost of sales, before amortisation and depreciation[2]	(28,976)	(22,391)	(9,680)	(12,711)	(4,329)	(4,329)	—	(2,256)	(2,256)	—
Underground	(9,680)	(9,680)	(9,680)	—	—	—	—	—	—	—
Surface	(2,256)	—	—	—	—	—	—	(2,256)	(2,256)	—
Recycling/processing	(17,040)	(12,711)	—	(12,711)	(4,329)	(4,329)	—	—	—	—

Adjusted EBITDA	(428)	1,317	710	607	(1,459)	(1,328)	(131)	(286)	(285)	(1)

Capital expenditure
Sustaining capital expenditure	(2,542)	(2,180)	(2,178)	(2)	(248)	(248)	—	(114)	(114)	—
Ore reserve development	(3,889)	(3,889)	(3,889)	—	—	—	—	—	—	—
Growth projects	(3,295)	(774)	(774)	—	(2,470)	—	(2,470)	(51)	(51)	—
Total capital expenditure	(9,726)	(6,843)	(6,841)	(2)	(2,718)	(248)	(2,470)	(165)	(165)	—

The following items are disclosed per segment in accordance with IFRS Accounting Standards

Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages	(5,970)	(5,108)	(5,108)	—	(360)	(360)	—	(502)	(502)	—
Consumable stores	(7,227)	(3,467)	(3,467)	—	(3,015)	(3,015)	—	(745)	(745)	—
Utilities	(1,575)	(647)	(647)	—	(424)	(424)	—	(504)	(504)	—
Mine contracts	(2,605)	(2,076)	(2,076)	—	(374)	(374)	—	(155)	(155)	—
Recycling	(12,711)	(12,711)	—	(12,711)	—	—	—	—	—	—
Other	1,112	1,618	1,618	—	(156)	(156)	—	(350)	(350)	—
Total cost of sales before amortisation and depreciation	(28,976)	(22,391)	(9,680)	(12,711)	(4,329)	(4,329)	—	(2,256)	(2,256)	—

Amortisation and depreciation	(4,655)	(3,390)	(3,386)	(4)	(206)	(199)	(7)	(1,059)	(1,059)	—
Finance expense	(1,385)	(1,134)	(1,134)	—	(67)	(13)	(54)	(184)	(158)	(26)
Impairments	(44,215)	(38,919)	(38,919)	—	(1,607)	(1,607)	—	(3,689)	(3,689)	—
1Corporate and reconciling items represent the items to reconcile segment data to consolidated financial statement totals. This does not represent a separate segment as it does not generate revenue. Corporate and reconciling items for total EU operations includes Keliber
2Included in cost of sales, before amortisation and depreciation is total write-down of inventory to net realisable value amounting to R1,374 million. This write-down mainly relates to PGM in process and PGM finished goods of R996 million and R378 million, respectively, which relates to the US PGM operations as a result of the lower commodity price environment